Equity and dividends	12 Months Ended
Nov. 30, 2012
Equity and dividends
Equity and dividends

10.   Equity and dividends

        The Company's authorized share capital consists of three classes; 70,000 common shares; 1,000 preference shares; and 1,200 deferred shares. All shares have a par value of $0.01. As of November 30, 2012, there were 27,024 common shares outstanding. No other class of shares has been issued.

        Common shares—Holders of common shares are entitled to one vote per share on all matters upon which the common shares are entitled to vote, including the election of directors. The holders of common shares are entitled to receive dividends when and as declared by the Company's board of directors. Upon any liquidation, dissolution, or winding up of the Company, surplus assets will be distributed ratably to holders of common shares. There are no restrictions on these shares.

        Preference shares—The Board is authorized to provide for the issuance of the preference shares in one or more series, and to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and the qualifications, limitations or restrictions thereof (and, for the avoidance of doubt, such matters and the issuance of such preference shares shall not be deemed to vary the rights attached to the common shares). As of November 30, 2012, there were no preference shares outstanding.

        Deferred shares—While ever and whenever any shares of the Company of any other class are in issue: (a) Holders of deferred shares shall have no right to receive notice of general meetings nor shall deferred shares entitle the holder to any votes at general meetings of the Company; (b) deferred shares shall have no right to participate in any dividend or distribution and, on a return of capital shall entitle the holder to no rights other than to repayment of the par value thereof and then only once $1,000,000 per share has been paid to holders of all other classes of shares of the Company then in issue. As of November 30, 2012, there were no deferred shares outstanding.

Repurchases of Common Shares

        The Company announced in March 2011 that it would recommence the share repurchase plan initially approved during the first quarter of 2008, and increased the maximum value of shares that may be repurchased. According to the revised terms of the plan, the Company may repurchase up to an additional $50,000 of the outstanding shares following April 30, 2011. Under the plan the Company repurchased 3,602 shares at an aggregate cost of $32,290 in the year ended November 30, 2011 and 1,199 shares at an aggregate cost of $13,600 in the year ended November 30, 2012.

Dividends

        In the third fiscal quarter of the year ended November 30, 2011 the Company commenced paying dividends to holders of its common shares. The Company declared two dividends totaling 10.5 cents per share with a total value of $2,980. Of this amount $1,521 was paid in the year ended November 30, 2012.

        In the year ended November 30, 2012 the Company declared four dividends totaling 29 cents per share with a total value of $8,017.